JPMorgan Investor Growth & Income Fund
Schedule of Portfolio Investments as of March 31, 2024
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

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© J.P. Morgan Chase & Co., 2024.

JPMorgan Investor Growth & Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 88.3%
Fixed Income — 31.4%
JPMorgan Core Bond Fund Class R6 Shares (a)	74,662	760,804
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	44,305	317,669
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	2,807	17,434
JPMorgan High Yield Fund Class R6 Shares (a)	16,841	108,286
JPMorgan Income Fund Class R6 Shares (a)	21,757	182,324
JPMorgan Short Duration Core Plus Fund Class R6 Shares (a)	4,624	42,218
Total Fixed Income		1,428,735
International Equity — 9.3%
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	3,225	98,159
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	4,502	71,411
JPMorgan Europe Dynamic Fund Class R6 Shares (a)	2,729	91,116
JPMorgan International Equity Fund Class R6 Shares (a)	5,260	105,562
JPMorgan International Focus Fund Class R6 Shares (a)	2,319	59,945
Total International Equity		426,193
U.S. Equity — 47.6%
JPMorgan Equity Income Fund Class R6 Shares (a)	5,915	145,209
JPMorgan Large Cap Growth Fund Class R6 Shares (a)	6,388	468,279
JPMorgan Large Cap Value Fund Class R6 Shares (a)	13,261	269,470
JPMorgan Mid Cap Growth Fund Class R6 Shares * (a)	1,253	66,516
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	443	25,337
JPMorgan Small Cap Value Fund Class R6 Shares (a)	1,989	56,595
JPMorgan U.S. Equity Fund Class R6 Shares (a)	21,474	509,802
JPMorgan U.S. GARP Equity Fund Class R6 Shares (a)	2,027	154,311
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	7,508	306,781
JPMorgan Value Advantage Fund Class R6 Shares (a)	4,195	163,198
Total U.S. Equity		2,165,498
Total Investment Companies (Cost $2,957,751)		4,020,426
Exchange-Traded Funds — 10.4%
Fixed Income — 0.9%
JPMorgan Limited Duration Bond ETF (a)	823	41,912
International Equity — 5.7%
JPMorgan International Research Enhanced Equity ETF (a)	4,153	260,062
U.S. Equity — 3.8%
JPMorgan Market Expansion Enhanced Equity ETF (a)	2,974	174,073
Total Exchange-Traded Funds (Cost $362,443)		476,047

JPMorgan Investor Growth & Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 1.3%
Investment Companies — 1.3%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b) (Cost $58,261)	58,261	58,261
Total Investments — 100.0% (Cost $3,378,455)		4,554,734
Liabilities in Excess of Other Assets — (0.0)% ^		(1,645)
NET ASSETS — 100.0%		4,553,089

Percentages indicated are based on net assets.

Abbreviations
ETF	Exchange Traded Fund

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2024.
Detailed information about investment portfolios of the underlying funds and ETFs can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

JPMorgan Investor Growth & Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s net asset values ("NAV") per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$4,554,734	$—	$—	$4,554,734

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds and ETFs advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ and ETFs’ distributions may be reinvested into the Underlying Funds and ETFs. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2024
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2024	Shares at March 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Core Bond Fund Class R6 Shares (a)	$657,572	$110,487	$7,665	$(2,042)	$2,452	$760,804	74,662	$20,279	$—

JPMorgan Investor Growth & Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)

For the period ended March 31, 2024
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2024	Shares at March 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	$280,795	$39,055	$2,299	$(629)	$747	$317,669	44,305	$9,809	$—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	15,925	751	—	—	758	17,434	2,807	750	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	98,389	1,634	3,533	(1,798)	3,467	98,159	3,225	1,633	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	75,396	2,320	8,056	(2,513)	4,264	71,411	4,502	2,320	—
JPMorgan Equity Income Fund Class R6 Shares (a)	128,612	3,273	—	—	13,324	145,209	5,915	2,327	946
JPMorgan Europe Dynamic Fund Class R6 Shares (a)	78,969	2,738	—	—	9,409	91,116	2,729	2,739	—
JPMorgan High Yield Fund Class R6 Shares (a)	99,210	5,096	—	—	3,980	108,286	16,841	5,097	—
JPMorgan Income Fund Class R6 Shares (a)	162,480	15,077	—	—	4,767	182,324	21,757	6,781	—
JPMorgan International Equity Fund Class R6 Shares (a)	90,884	6,278	—	—	8,400	105,562	5,260	2,328	—
JPMorgan International Focus Fund Class R6 Shares (a)	59,784	1,331	5,741	314	4,257	59,945	2,319	1,330	—
JPMorgan International Research Enhanced Equity ETF (a)	230,645	6,302	—	—	23,115	260,062	4,153	6,641	—
JPMorgan Large Cap Growth Fund Class R6 Shares (a)	411,056	1,311	46,576	496	101,992	468,279	6,388	1,311	—
JPMorgan Large Cap Value Fund Class R6 Shares (a)	234,147	12,540	—	—	22,783	269,470	13,261	3,547	8,993
JPMorgan Limited Duration Bond ETF (a)	—	42,425	—	—	(513)	41,912	823	1,076	—
JPMorgan Limited Duration Bond Fund Class R6 Shares (a)	48,393	165	49,926	(297)	1,665	—	—	165	—
JPMorgan Market Expansion Enhanced Equity ETF (a)	161,171	—	13,118	(617)	26,637	174,073	2,974	2,152	—
JPMorgan Mid Cap Growth Fund Class R6 Shares (a) *	57,126	3,949	5,665	(287)	11,393	66,516	1,253	—	—
JPMorgan Realty Income ETF (a)	11,624	—	11,796	(1,788)	1,960	—	—	—	—
JPMorgan Short Duration Core Plus Fund Class R6 Shares (a)	47,780	1,194	7,665	(865)	1,774	42,218	4,624	1,194	—
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	19,652	7,032	3,458	(628)	2,739	25,337	443	279	829
JPMorgan Small Cap Value Fund Class R6 Shares (a)	58,013	6,441	16,727	1,420	7,448	56,595	1,989	820	92
JPMorgan U.S. Equity Fund Class R6 Shares (a)	431,446	12,375	15,864	851	80,994	509,802	21,474	3,405	5,019
JPMorgan U.S. GARP Equity Fund Class R6 Shares (a)	134,701	1,576	13,122	(864)	32,020	154,311	2,027	708	868
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b)	51,543	151,666	144,948	—	—	58,261	58,261	2,077	—
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	263,077	2,908	9,115	(83)	49,994	306,781	7,508	2,564	344
JPMorgan Value Advantage Fund Class R6 Shares (a)	137,694	10,448	—	—	15,056	163,198	4,195	2,750	7,698
Total	$4,046,084	$448,372	$365,274	$(9,330)	$434,882	$4,554,734		$84,082	$24,789

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2024.
*	Non-income producing security.